Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level

The following presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012, segregated by fair value hierarchy level.

	DECEMBER 31, 2013
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,917.9	$–	$–	$–	$1,917.9
Obligations of States and Political Subdivisions	–	4.6	–	–	4.6
Government Sponsored Agency	–	17,528.0	–	–	17,528.0
Corporate Debt	–	3,524.5	–	–	3,524.5
Covered Bonds	–	1,943.9	–	–	1,943.9
Supranational, Sovereign and Non-U.S. Agency Bonds	–	720.6	–	–	720.6
Residential Mortgage-Backed	–	48.1	–	–	48.1
Other Asset-Backed	–	2,391.8	–	–	2,391.8
Auction Rate	–	–	98.9	–	98.9
Other	–	214.5	–	–	214.5

Total Available for Sale	1,917.9	26,376.0	98.9	–	28,392.8

Trading Account	–	1.7	–	–	1.7

Total Available for Sale and Trading Securities	1,917.9	26,377.7	98.9	–	28,394.5

Other Assets
Derivative Assets
Foreign Exchange Contracts	–	2,865.7	–	–	2,865.7
Interest Rate Swaps	–	237.9	–	–	237.9

Total Derivative Assets	–	3,103.6	–	(1,369.0)	1,734.6

Other Liabilities
Derivative Liabilities
Foreign Exchange Contracts	–	2,905.7	–	–	2,905.7
Interest Rate Swaps	–	195.2	–	–	195.2

Total Derivative Liabilities	–	3,100.9	–	(1,926.0)	1,174.9

Contingent Consideration	$–	$–	$55.4	$–	$55.4

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting arrangements or similar agreements exist between Northern Trust and the counterparty. As of December 31, 2013, derivative assets and liabilities shown above also include reductions of $210.7 million and $767.7 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

	DECEMBER 31, 2012
(In Millions)	LEVEL 1	LEVEL 2	LEVEL 3	NETTING	ASSETS/ LIABILITIES AT FAIR VALUE
Securities
Available for Sale
U.S. Government	$1,784.6	$–	$–	$–	$1,784.6
Obligations of States and Political Subdivisions	–	14.1	–	–	14.1
Government Sponsored Agency	–	18,638.8	–	–	18,638.8
Corporate Debt	–	2,618.4	–	–	2,618.4
Covered Bonds	–	1,748.0	–	–	1,748.0
Supranational Bonds	–	1,060.7	–	–	1,060.7
Residential Mortgage-Backed	–	92.0	–	–	92.0
Other Asset-Backed	–	2,283.9	–	–	2,283.9
Auction Rate	–	–	97.8	–	97.8
Other	–	305.2	–	–	305.2

Total Available for Sale	1,784.6	26,761.1	97.8	–	28,643.5

Trading Account	–	8.0	–	–	8.0

Total Available for Sale and Trading Securities	1,784.6	26,769.1	97.8	–	28,651.5

Other Assets
Derivatives
Foreign Exchange Contracts	–	1,756.6	–	–	1,756.6
Interest Rate Swaps	–	310.3	–	–	310.3

Total Derivatives Assets	–	2,066.9	–	(1,101.1)	965.8

Other Liabilities
Derivatives
Foreign Exchange Contracts	–	1,772.7	–	–	1,772.7
Interest Rate Swaps	–	249.3	–	–	249.3
Credit Default Swaps	–	1.0	–	–	1.0

Total Derivatives Liabilities	–	2,023.0	–	(1,407.5)	615.5

Contingent Consideration	–	–	50.1	–	50.1

Note: Northern Trust has elected to net derivative assets and liabilities when legally enforceable master netting arrangements or similar agreements exist between Northern Trust and the counterparty. As of December 31, 2012, derivative assets and liabilities shown above also include reductions of $118.6 million and $425.0 million, respectively, as a result of cash collateral received from and deposited with derivative counterparties.

Changes in Level 3 Assets

The following tables present the changes in Level 3 assets and liabilities for the years ended December 31, 2013 and 2012.

LEVEL 3 ASSETS	AUCTION RATE SECURITIES
(In Millions)	2013	2012
Fair Value at January 1	$97.8	$178.3
Total Gains and (Losses):
Included in Earnings(1)	0.1	(21.6)
Included in Other Comprehensive Income(2)	3.8	6.4
Purchases, Issuances, Sales, and Settlements:
Sales	(0.6)	(54.7)
Settlements	(2.2)	(10.6)

Fair Value at December 31	$98.9	$97.8

(1) Realized gains for the year ended December 31, 2013 of $0.1 million represents gains from redemptions by issuers. Realized losses for the year ended December 31, 2012 of $21.6 million include $20.8 million of losses from sales of securities and $1.6 million of impairment losses, partially offset by $0.8 million of gains from redemptions by issuers. Gains on redemptions are recorded in interest income and sales and impairment losses are recorded in investment security gains (losses), net, within the consolidated statement of income.

(2) Unrealized losses related to auction rate securities are included in net unrealized gains (losses) on securities available for sale, within the consolidated statement of comprehensive income.

Changes in Level 3 Liabilities

LEVEL 3 LIABILITIES	CONTINGENT CONSIDERATION
(In Millions)	2013	2012
Fair Value at January 1	$50.1	$56.8
Total (Gains) and Losses:
Included in Earnings(1)	5.3	2.0
Included in Other Comprehensive Income(2)	–	(0.5)
Purchases, Issuances, Sales, and Settlements:
Purchases	–	–
Settlements	–	(8.2)

Fair Value at December 31	$55.4	$50.1
Unrealized (Gains) Losses Included in Earnings Related to Financial Instruments Held at December 31(1)	$5.3	$4.8

(1) Gains (losses) are recorded in other operating income (expense) within the consolidated statement of income.

(2) Unrealized foreign currency related losses on contingent consideration liabilities are included in foreign currency translation adjustments, within the consolidated statement of comprehensive income.

Book and Fair Values of All Financial Instruments

The following tables summarize the fair values of all financial instruments.

	DECEMBER 31, 2013
(In Millions)			FAIR VALUE
	BOOK VALUE	TOTAL FAIR VALUE	LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,162.4	$3,162.4	$3,162.4	$–	$–
Federal Funds Sold and Resell Agreements	529.6	529.6	–	529.6	–
Interest-Bearing Deposits with Banks	19,397.4	19,397.4	–	19,397.4	–
Federal Reserve Deposits and Other Interest-Bearing	12,911.5	12,911.5	–	12,911.5	–
Securities
Available for Sale (Note)	28,392.8	28,392.8	1,917.9	26,376.0	98.9
Held to Maturity	2,325.8	2,321.4	–	2,321.4	–
Trading Account	1.7	1.7	–	1.7	–
Loans (excluding Leases)
Held for Investment	28,136.5	28,147.2	–	–	28,147.2
Held for Sale	–	–	–	–	–
Client Security Settlement Receivables	1,355.2	1,355.2	–	1,355.2	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	194.7	194.7	–	194.7	–
Community Development Investments	228.1	227.8	–	227.8	–
Employee Benefit and Deferred Compensation	132.7	126.9	79.3	47.6	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$33,762.0	$33,762.0	$33,762.0	$–	$–
Savings Certificates and Other Time	1,874.4	1,877.1	–	1,877.1	–
Non-U.S. Offices Interest-Bearing	48,461.7	48,461.7	–	48,461.7	–
Federal Funds Purchased	965.1	965.1	–	965.1	–
Securities Sold under Agreements to Repurchase	917.3	917.3	–	917.3	–
Other Borrowings	1,558.6	1,558.6	–	1,558.6	–
Senior Notes	1,996.6	1,989.3	–	1,989.3	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,537.3	1,563.5	–	1,563.5	–
Federal Home Loan Bank Borrowings	135.0	137.2	–	137.2	–
Floating Rate Capital Debt	277.1	230.2	–	230.2	–
Other Liabilities
Standby Letters of Credit	59.6	59.6	–	–	59.6
Contingent Consideration	55.4	55.4	–	–	55.4
Loan Commitments	35.7	35.7	–	–	35.7
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.0	$21.0	$–	$21.0	$–
Liabilities	59.5	59.5	–	59.5	–
Interest Rate Swaps
Assets	115.1	115.1	–	115.1	–
Liabilities	78.2	78.2	–	78.2	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	2,844.7	2,844.7	–	2,844.7	–
Liabilities	2,846.2	2,846.2	–	2,846.2	–
Interest Rate Contracts
Assets	122.8	122.8	–	122.8	–
Liabilities	117.0	117.0	–	117.0	–

Note: Refer to the table located on page 69 for the disaggregation of available for sale securities.

	DECEMBER 31, 2012
			FAIR VALUE
(In Millions)	BOOK VALUE	TOTAL FAIR VALUE	LEVEL 1	LEVEL 2	LEVEL 3
ASSETS
Cash and Due from Banks	$3,752.7	$3,752.7	$3,752.7	$–	$–
Federal Funds Sold and Resell Agreements	60.8	60.8	–	60.8	–
Interest-Bearing Deposits with Banks	18,803.5	18,803.5	–	18,803.5	–
Federal Reserve Deposits and Other Interest-Bearing	7,619.7	7,619.7	–	7,619.7	–
Securities
Available for Sale (Note)	28,643.5	28,643.5	1,784.6	26,761.1	97.8
Held to Maturity	2,382.0	2,394.8	–	2,394.8	–
Trading Account	8.0	8.0	–	8.0	–
Loans (excluding Leases)
Held for Investment	28,165.4	28,220.2	–	–	28,220.2
Held for Sale	11.7	11.7	–	–	11.7
Client Security Settlement Receivables	2,049.1	2,049.1	–	2,049.1	–
Other Assets
Federal Reserve and Federal Home Loan Bank Stock	197.6	197.6	–	197.6	–
Community Development Investments	253.2	275.1	–	275.1	–
Employee Benefit and Deferred Compensation	121.3	126.1	86.7	39.4	–
LIABILITIES
Deposits
Demand, Noninterest-Bearing, Savings and Money Market	$39,221.5	$39,221.5	$39,221.5	$–	$–
Savings Certificates and Other Time	2,466.1	2,476.7	–	2,476.7	–
Non-U.S. Offices Interest-Bearing	39,720.2	39,720.2	–	39,720.2	–
Federal Funds Purchased	780.2	780.2	–	780.2	–
Securities Sold under Agreements to Repurchase	699.8	699.8	–	699.8	–
Other Borrowings	367.4	367.4	–	367.4	–
Senior Notes	2,405.8	2,513.4	–	2,513.4	–
Long Term Debt (excluding Leases)
Subordinated Debt	1,045.4	1,065.3	–	1,065.3	–
Federal Home Loan Bank Borrowings	335.0	345.4	–	345.4	–
Floating Rate Capital Debt	277.0	228.0	–	228.0	–
Other Liabilities
Standby Letters of Credit	60.5	60.5	–	–	60.5
Contingent Consideration	50.1	50.1	–	–	50.1
Loan Commitments	38.9	38.9	–	–	38.9
DERIVATIVE INSTRUMENTS
Asset/Liability Management
Foreign Exchange Contracts
Assets	$21.3	$21.3	$–	$21.3	$–
Liabilities	42.3	42.3	–	42.3	–
Interest Rate Swaps
Assets	129.7	129.7	–	129.7	–
Liabilities	75.3	75.3	–	75.3	–
Credit Default Swaps
Liabilities	1.0	1.0	–	1.0	–
Client-Related and Trading
Foreign Exchange Contracts
Assets	1,735.3	1,735.3	–	1,735.3	–
Liabilities	1,730.4	1,730.4	–	1,730.4	–
Interest Rate Contracts
Assets	180.6	180.6	–	180.6	–
Liabilities	174.0	174.0	–	174.0	–

Note: Refer to the table located on page 70 for the disaggregation of available for sale securities.

Fair Value, Measurements, Recurring
Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information

The following presents the fair values of, and the valuation techniques, significant unobservable inputs, and quantitative information used to develop significant unobservable inputs for, Northern Trust’s Level 3 assets and liabilities as of December 31, 2013.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF LIVES AND RATES
Auction Rate Securities	$98.9 million	Discounted Cash Flow	Remaining lives Discount rates	2.4 – 8.6 years 0.3% – 7.7%
Contingent Consideration	$55.4 million	Discounted Cash Flow	Discount rate Business growth rates	10.5% 19% – 21%

Fair Value, Measurements, Nonrecurring
Valuation Techniques, Significant Unobservable Inputs, and Quantitative Information

The following table provides the fair value of, and the valuation technique, significant unobservable inputs, and quantitative information used to develop the significant unobservable inputs for, Northern Trust’s Level 3 assets that were measured at fair value on a nonrecurring basis as of December 31, 2013.

FINANCIAL INSTRUMENT	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	RANGE OF DISCOUNTS APPLIED
Loans	$34.0 million	Market Approach	Discount to reflect realizable value	15% – 40%
OREO	$1.4 million	Market Approach	Discount to reflect realizable value	15% – 40%